Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Fair value of assets measured on recurring basis
The following table presents the balance and ASC 825 level of assets measured at fair value on a recurring basis.

	September 30, 2016
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$101,824	$—	$—	$101,824
U.S. government and agency securities	—	259,351	—	259,351
Municipal bonds	—	27,670	—	27,670
Corporate debt securities	—	461,138	—	461,138
Mortgage-backed securities
Agency pass-through certificates	—	993,041	—	993,041
Commercial MBS	—	79,870	—	79,870
Other debt securities	—	—	—	—
Total Available-for-sale securities	101,824	1,821,070	—	1,922,894
Interest rate contracts	—	20,895	—	20,895
Total Financial Assets	$101,824	$1,841,965	$—	$1,943,789

Financial Liabilities
Interest rate contracts	$—	$20,895	$—	$20,895
Commercial loan hedges	—	3,312	—	3,312
Long term borrowing hedges	—	31,347	—	31,347
Total Financial Liabilities	$—	$55,554	$—	$55,554

There were no transfers between, into and/or out of Levels 1, 2 or 3 during the year ended September 30, 2016.

	September 30, 2015
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$101,952	$—	$—	$101,952
U.S. government and agency securities	—	482,464	—	482,464
Municipal bonds	—	27,123	—	27,123
Corporate debt securities	—	505,800	—	505,800
Mortgage-backed securities
Agency pass-through certificates				—
Commercial MBS	—	1,160,518	—	1,160,518
Other debt securities	—	102,706	—	102,706
Total Available-for-sale securities	101,952	2,278,611	—	2,380,563
Interest rate contracts	—	11,879	—	11,879
Total Financial Assets	$101,952	$2,290,490	$—	$2,392,442

Financial Liabilities
Interest rate contracts	$—	$11,879	$—	$11,879
Commercial loan hedges	—	966	—	966
Long term borrowing hedges	—	14,555	—	14,555
Total Financial Liabilities	$—	$27,400	$—	$27,400
There were no transfers between, into and/or out of Level 1, 2 or 3 during the year ended September 30, 2015.

Aggregated balance of assets measured at estimated fair value on a nonrecurring basis and total losses resulting from those fair value adjustments
The following table presents the recorded balance of assets that were measured at estimated fair value on a nonrecurring basis for the periods presented, and the total gains (losses) resulting from those fair value adjustments for the periods presented. These estimated fair values are shown gross of estimated selling costs:

	September 30, 2016				Three Months Ended September 30, 2016	Twelve Months Ended September 30, 2016
	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
	(In thousands)
Impaired loans (1)	$—	$—	$17,476	$17,476	$(474)	$(4,236)
Real estate owned (2)	—	—	25,190	25,190	(1,003)	(3,947)
Balance at end of period	$—	$—	$42,666	$42,666	$(1,477)	$(8,183)
 ___________________

(1)	The gains (losses) represent remeasurements of collateral-dependent impaired loans.

(2)	The gains (losses) represent aggregate writedowns and charge-offs on real estate owned.

	September 30, 2015				Three Months Ended September 30, 2015	Twelve Months Ended September 30, 2015
	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
	(In thousands)
Impaired loans (1)	$—	$—	$6,735	$6,735	$(40)	$(4,241)
Real estate owned (2)	—	—	81,448	81,448	(654)	7,749
Balance at end of period	$—	$—	$88,183	$88,183	$(694)	$3,508
 ___________________

(1)	The gains (losses) represent remeasurements of collateral-dependent impaired loans.

(2)	The gains (losses) represent aggregate writedowns and charge-offs on real estate owned.

Fair value of financial instruments by balance sheet grouping
Although management is not aware of any factors that would materially affect the estimated fair value amounts presented below, such amounts have not been comprehensively revalued for purposes of these financial statements since the dates shown, and therefore, estimates of fair value subsequent to those dates may differ significantly from the amounts presented below.

		September 30, 2016		September 30, 2015
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$450,368	$450,368	$284,049	$284,049
Available-for-sale securities:
Equity securities	1	101,824	101,824	101,952	101,952
U.S. government and agency securities	2	259,351	259,351	482,464	482,464
Municipal bonds	2	27,670	27,670	27,123	27,123
Corporate debt securities	2	461,138	461,138	505,800	505,800
Mortgage-backed securities
Agency pass-through certificates	2	993,041	993,041	1,160,518	1,160,518
Commercial MBS	2	79,870	79,870	102,706	102,706
Total available-for-sale securities		1,922,894	1,922,894	2,380,563	2,380,563
Held-to-maturity securities:
Mortgage-backed securities
Agency pass-through certificates	2	1,417,599	1,441,556	1,643,216	1,637,420
Total held-to-maturity securities		1,417,599	1,441,556	1,643,216	1,637,420

Loans receivable	3	9,910,920	10,414,794	9,170,634	9,667,750
FDIC indemnification asset	3	12,769	12,095	16,275	15,522
FHLB and FRB stock	2	117,205	117,205	107,198	107,198
Other assets - interest rate contracts	2	20,895	20,895	11,879	11,879

Financial liabilities
Customer accounts	2	10,600,852	10,184,321	10,631,703	10,004,290
FHLB advances and other borrowings	2	2,080,000	2,184,671	1,830,000	1,938,384
Other liabilities - interest rate contracts	2	20,895	20,895	11,879	11,879
Other liabilities - commercial loan hedges	2	3,312	3,312	966	966
Other liabilities - long term borrowing hedges	2	31,347	31,347	14,555	14,555
The following table presents the fair value and balance sheet classification of derivatives outstanding.

	Asset Derivatives				Liability Derivatives
	September 30, 2016		September 30, 2015		September 30, 2016		September 30, 2015
(In thousands)	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value
Interest rate contracts	Other assets	$20,895	Other assets	$11,879	Other liabilities	$20,895	Other liabilities	$11,879
Commercial loan hedges	Other assets	—	Other assets	—	Other liabilities	3,312	Other liabilities	966
Long term borrowing hedges	Other assets	—	Other assets	—	Other liabilities	31,347	Other liabilities	14,555
		$20,895		$11,879		$55,554		$27,400